FINANCE LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets
Leased equipment under finance lease	$ 73,883
Less accumulated amortization	(73,368)
Net	515
Liabilities
Obligations under finance lease (current)	1,305	$ 2,868
Obligations under finance lease (noncurrent)	0	$ 0
Total	$ 1,305